Income Taxes (Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Income Tax Disclosure [Abstract]
Federal income expense at federal rate					$ 2,848	$ 1,907	$ 684
State income tax, net of related federal income tax benefit					420	257	8
Permanent items—primarily incentive stock options and cash settlement of options					83	(10)	(626)
Foreign rate differential					106	0	0
Change in blended state rate					0	(25)	0
Other items, net					(242)	(349)	(432)
Total provision (benefit) for income taxes	$ 2,183	$ 107	$ 2,633	$ 2,540	$ 3,215	$ 1,780	$ (366)
Effective income tax rate			38.00%	41.30%	38.40%	31.70%	(18.20%)